CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 917,319	$ 132,121	¥ 787,257
Restricted cash	50,832	7,321	48,144
Short-term investment	40,000	5,761	50,000
Accounts receivable, net of allowance for doubtful accounts of RMB670 and RMB1,180 as of December 31, 2015 and 2016, respectively	624,817	89,993	364,782
Inventories	312,071	44,948	334,347
Advances to suppliers	75,727	10,907	34,668
Prepayments and other current assets	108,495	15,627	112,122
Amounts due from related parties	38,772	5,584	37,565
Total current assets	2,168,033	312,262	1,768,885
Investments in equity investees	33,443	4,817	13,307
Property and equipment, net	100,892	14,531	59,208
Intangible assets, net	26,984	3,887	20,128
Other non-current assets	26,581	3,828	13,830
Deferred tax assets	12,332	1,776	13,815
TOTAL ASSETS	2,368,265	341,101	1,889,173
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entity (“VIE”) without recourse to the Company of RMB1,783 and RMB1,198 as of December 31, 2015 and 2016, respectively)	526,461	75,826	457,493
Notes payable	115,140	16,584	31,088
Income tax payables	15,811	2,277	7,793
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB45,078 and RMB34,240 as of December 31, 2015 and 2016, respectively)	138,841	19,998	150,859
Amounts due to related parties	0	0	7,469
Total current liabilities	796,253	114,685	654,702
TOTAL LIABILITIES	796,253	114,685	654,702
Shareholders’ equity:
Additional paid-in capital	1,761,430	253,699	1,535,665
Accumulated deficit	(233,866)	(33,684)	(320,499)
Accumulated other comprehensive income	44,348	6,387	19,212
Total shareholders' equity	1,572,012	226,416	1,234,471
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,368,265	341,101	1,889,173
Common Class A [Member]
Shareholders’ equity:
Common Stock Value	92	13	85
Common Class B [Member]
Shareholders’ equity:
Common Stock Value	¥ 8	$ 1	¥ 8